Financial Instruments - Schedule of Forward and Swap Contracts (Details) - Semi-annually [Member] € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Interest Rate Swap Transaction [Member]
Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Euribor 6 months
Description of currency linkage / interest rate Payable	Fixed 1%
Date of expiration	December 20, 2037
Fair value	€ 862
Interest Swap Transaction [Member]
Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Euribor 6 months
Description of currency linkage / interest rate Payable	Fixed 0.465%
Date of expiration	June 30, 2037
Fair value	€ (331)
Financial Power Swap [Member]
Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	Electricity price in Spain
Description of currency linkage / interest rate Payable	Fixed price
Date of expiration	September 30, 2030
Fair value	€ 13,427
Forward Dollar/NIS Contracts [Member]
Schedule of Forward and Swap Contracts [Line Items]
Description of currency linkage / interest rate receivable	weighted average rate of approximately 3.65
Date of expiration	Jan-25
Fair value	€ (1)